Note 8 - Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Financing Receivables [Text Block]
Note
8
- Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable is as follows (in thousands):

	December 31, 2016	December 31, 2015
Real estate loans:
One-to-four family residential:
Owner occupied	$5,389	$5,777
Non-owner occupied	51,893	51,036
Total one-to-four family residential	57,282	56,813
Multi-family (five or more) residential	14,641	12,402
Commercial real estate	77,730	49,765
Construction	15,355	16,100
Home equity	4,775	7,409
Total real estate loans	169,783	142,489

Commercial business	9,295	2,576
Other consumer	26	71
Total Loans	179,104	145,136

Deferred loan fees and costs	(692)	(518)
Allowance for loan losses	(1,605)	(1,313)
Net Loans	$176,807	$143,305

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of
December
31,
2016
and
2015
 (in thousands):

	December 31, 2016
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,389	$--	$--	$--	$5,389
One-to-four family residential non-owner occupied	50,864	122	907	--	51,893
Multi-family residential	14,641	--	--	--	14,641
Commercial real estate	76,281	117	1,332	--	77,730
Construction	13,355	--	2,000	--	15,355
Home equity	4,775	--	--	--	4,775
Commercial business	9,295	--	--	--	9,295
Other consumer	26	--	--	--	26
	$174,626	$239	$4,239	$--	$179,104

	December 31, 2015
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,777	$--	$--	$--	$5,777
One-to-four family residential non-owner occupied	49,457	331	1,248	--	51,036
Multi-family residential	12,402	--	--	--	12,402
Commercial real estate	48,185	262	1,318	--	49,765
Construction	14,621	--	1,479	--	16,100
Home equity	7,409	--	--	--	7,409
Commercial business	2,576	--	--	--	2,576
Other consumer	71	--	--	--	71
	$140,498	$593	$4,045	$--	$145,136

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of
December
31,
2016
as well as the average recorded investment and related interest income for the year then ended (in thousands):

	December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	925	925	--	1,208	56
Multi-family residential	--	--	--	--	--
Commercial real estate	660	660	--	660	7
Construction	--	--	--	--	--
Home equity	49	49	--	82	6
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	167	167	28	169	8
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	11	133	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1,092	1,092	28	1,377	64
Multi-family residential	--	--	--	--	--
Commercial real estate	793	793	11	793	16
Construction	--	--	--	--	--
Home equity	49	49	--	82	6
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$1,934	$1,934	$39	$2,252	$86

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of
December
31,
2015
as well as the average recorded investment and related interest income for the year then ended (in thousands):

	December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$828	$15
One-to-four family residential non-owner occupied	653	659	--	1,464	62
Multi-family residential	--	--	--	66	5
Commercial real estate	--	--	--	1,085	77
Construction	--	--	--	--	--
Home equity	84	84	--	87	7
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	321	321	33	556	22
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	7	332	9
Construction	--	--	--	--	--
Home equity	--	--	--	45	4
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$828	$15
One-to-four family residential non-owner occupied	974	980	33	2,020	84
Multi-family residential	--	--	--	66	5
Commercial real estate	133	133	7	1,417	86
Construction	--	--	--	--	--
Home equity	84	84	--	132	11
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$1,191	$1,197	$40	$4,463	$201

The loan portfolio also includes certain loans that have been modified in a troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from loss mitigation activities and could include reductions in the interest rate, payment extensions, forbearance, or other actions.  At
December
31,
2016,
the Company had
eight
loans totaling
$733,000
that were identified as troubled debt restructurings.  All
eight
of these loans were performing in accordance with their modified terms.  At
December
31,
2015,
the Company had
nine
loans totaling
$781,000
that were identified as troubled debt restructurings.  All
nine
of these loans were performing in accordance with their modified terms at
December
31,
2015.
  If a TDR is placed on non-accrual it is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six
months and future collection under the revised terms is probable.
During the year ended
December
31,
2016,
no
new loans were identified as TDRs and
one
loan previously identified as a TDR was paid-off in the
second
quarter of
2016.

The following tables present the Company's TDR loans as of
December
31,
2016
and
December
31,
2016
(dollar amounts in thousands):

	December 31, 2016
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	551	--	551	28
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	11
Construction	--	--	--	--	--
Home equity	2	49	--	49	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	8	$733	$--	$733	$39

	December 31, 2015
	Number of Contracts	Recorded Investment	Non- Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	564	--	564	25
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	7
Construction	--	--	--	--	--
Home equity	3	84	--	84	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	9	$781	$--	$781	$32

The contractual aging of the TDRs in the tables above as of
December
31,
2016
and
2015
is as follows (in thousands):

	December 31, 2016
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	551	--	--	--	551
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	49	--	--	--	49
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$733	$--	$--	$--	$733

	December 31, 2015
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	564	--	--	--	564
Multi-family residential	-	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	-	--	--	--	--
Home equity	84	--	--	--	84
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	-
Total	$781	$--	$--	$--	$781

Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan's original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At
December
31,
2016
there were
no
commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended
December
31,
2016
and recorded investment in loans receivable based on impairment evaluation as of
December
31,
2016
(in thousands):

	December 31, 2016
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$55	$486	$81	$389	$153	$50	$18	$81	$1,313
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(14)	17	22	227	(15)	(13)	69	(1)	292
Ending balance	$41	$503	$103	$616	$138	$37	$87	$80	$1,605
Ending balance evaluated for impairment
Individually	$--	$28	$--	$11	$--	$--	$--	$--	$39
Collectively	$41	$475	$103	$605	$138	$37	$87	$80	$1,566
Loans receivable:
Ending balance	$5,389	$51,893	$14,641	$77,730	$15,355	$4,775	$9,321	$--	$179,104
Ending balance evaluated for impairment
Individually	$--	$1,092	$--	$793	$--	$49	$--	$--	$1,934
Collectively	$5,389	$50,801	$14,641	$76,937	$15,355	$4,726	$9,321	$--	$177,170

The Bank allocated increased allowance for loan loss provisions to the commercial real estate, commercial business, and multi-family portfolio classes for the year ended
December
31,
2016,
due primarily to increased balances in these portfolio classes.  The Bank allocated increased allowance for loan loss provisions to the
1
-
4
family residential non-owner occupied portfolio class for the year ended
December
31,
2016,
due primarily to increased specific reserves in this portfolio class.  The Bank allocated decreased allowance for loan loss provisions to the construction, home equity, and one
-to-
four
family owner occupied classes for the year ended
December
31,
2016
due decreased balances or changes to qualitative factors in these portfolio classes.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended
December
31,
2015
and recorded investment in loans receivable based on impairment evaluation as of
December
31,
2015
(in thousands):

	December 31, 2015
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$75	$418	$60	$324	$122	$46	$7	$96	$1,148
Charge-offs	--	(110)	--	(21)	--	(45)	--	--	(176)
Recoveries	--	--	--	21	--	--	--	--	21
Provision	(20)	178	21	65	31	49	11	(15)	320
Ending balance	$55	$486	$81	$389	$153	$50	$18	$81	$1,313
Ending balance evaluated for impairment:
Individually	$--	$33	$--	$7	$--	$--	$--	$--	$40
Collectively	$55	$453	$81	$382	$153	$50	$18	$81	$1,273

Loans receivable:
Ending balance	$5,777	$51,036	$12,402	$49,765	$16,100	$7,409	$2,647	$--	$145,136
Ending balance evaluated for impairment
Individually	$--	$974	$--	$133	$--	$84	$--	$--	$1,191
Collectively	$5,777	$50,062	$12,401	$49,632	$16,100	$7,325	$2,647	$--	$143,945

The Bank allocated increased allowance for loan loss provisions to the one
-to-
four
family residential non-owner occupied and commercial real estate portfolio class for the year ended
December
31,
2015,
due to increased balances and charge-off activity in these portfolio classes.  The Bank allocated increased allowance for loan loss provisions to the home equity portfolio class for the year ended
December
31,
2015
due to increased charge-off activity in this portfolio class.  The Bank allocated increased allowance for loan loss provisions to the construction, multi-family residential and commercial business class for the year ended
December
31,
2015
due to increased balances in these portfolio classes.  The Bank allocated decreased allowance for loan loss provisions to the one
-to-
four
family owner occupied class for the year ended
December
31,
2015
due decreased balances and charge-off activity in this portfolio class.

The following table presents non-accrual loans by classes of the loan portfolio as of
December
31,
2016
and
2015
(in thousands):

	December 31, 2016	December 31, 2015
One-to-four family residential owner occupied	$--	$--
One-to-four family residential non-owner occupied	541	186
Multi-family residential	--	--
Commercial real estate	660	--
Construction	--	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
	$1,201	$186

Non-performing loans, which consist of non-accruing loans plus accruing loans
90
days or more past due, amounted to
$1.9
million and
$852,000
at
December
31,
2016
and
2015,
respectively.  For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended
December
31,
2016
and
2015
there was
no
interest income recognized on non-accrual loans on a cash basis.  Interest income foregone on non-accrual loans was approximately
$115,000
and
$10,000
for the years ended
December
31,
2016
and
2015,
respectively.

The performance and credit quality of the loan portfolio are also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of
December
31,
2016
and
2015
(in thousands):

	December 31, 2016
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$310	$9	$319	$5,070	$5,389	$9
One-to-four family residential non-owner occupied	271	778	1,049	50,844	51,893	237
Multi-family residential	--	--	--	14,641	14,641	--
Commercial real estate	385	777	1,162	76,568	77,730	117
Construction	596	308	904	14,451	15,355	308
Home equity	115	--	115	4,660	4,775	--
Commercial business	43	--	43	9,252	9,295	--
Other consumer	--	--	--	26	26	--
	$1,720	$1,872	$3,592	$175,512	$179,104	$671

	December 31, 2015
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$253	$--	$253	$5,524	$5,777	$--
One-to-four family residential non-owner occupied	1,227	590	1,817	49,219	51,036	404
Multi-family residential	--	--	--	12,402	12,402	--
Commercial real estate	894	262	1,156	48,609	49,765	262
Construction	558	--	558	15,542	16,100	--
Home equity	55	--	55	7,354	7,409	--
Commercial business	--	--	--	2,576	2,576	--
Other consumer	--	--	--	71	71	--
	$2,987	$852	$3,839	$141,297	$145,136	$666